UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2016

Date of reporting period: September 30, 2015

Item 1.	Reports to Stockholders.

September 30, 2015

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

➤ Defensive Strategy Fund

➤ Defensive Strategy Allocation Fund

➤ Conservative Strategy Fund

➤ Conservative Strategy Allocation Fund

➤ Moderate Strategy Fund

➤ Moderate Strategy Allocation Fund

➤ Aggressive Strategy Fund

➤ Tax-Managed Aggressive Strategy Fund

➤ Core Market Strategy Fund

➤ Core Market Strategy Allocation Fund

➤ Market Growth Strategy Fund

➤ Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 44.0%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	878,303	$9,213
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	114,102	1,061
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	150,853	1,059
SEI Institutional Managed Trust Real Return Fund, Class Y	214,069	2,124
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	205,207	2,130

Total Fixed Income Funds (Cost $15,565) ($ Thousands)		15,587

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	698,800	7,072
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	168,984	1,768
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	201,522	1,767

Total Multi-Asset Funds (Cost $10,746) ($ Thousands)		10,607

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	97,959	1,063
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	65,360	1,062

Total Equity Funds (Cost $1,854) ($ Thousands)		2,125

Description	Shares	Market Value ($ Thousands)

MONEY MARKET FUND (A) — 20.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	7,075,469	$7,075

Total Money Market Fund (Cost $7,075) ($ Thousands)		7,075

Total Investments — 100.0% (Cost $35,240) ($ Thousands)		$35,394

Percentages are based on Net Assets of $35,400 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2015.

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at September 30, 2015, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
10/30/15	Brown Brothers Harriman	USD	158	EUR	177	$1

For the period ended September 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$35,394	$—	$—	$35,394

Total Investments in Securities	$35,394	$—	$—	$35,394

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts * Unrealized Appreciation	$—	$1	$—	$1

Total Other Financial Instruments	$—	$1	$—	$1

*	Forwards contracts are valued at unrealized appreciation on the instrument.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund (Concluded)

September 30, 2015

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2015	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, Class Y	$2,146	$(1,379)	$8	$(39)	$9,213	$40
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	99	(190)	—	(4)	1,061	5
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	141	(1,660)	(26)	4	—	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	196	(200)	29	(125)	1,059	33
SEI Institutional Managed Trust Real Return Fund, Class Y	204	(385)	—	(6)	2,124	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	255	(397)	14	(54)	2,130	26
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	643	(1,224)	27	(37)	7,072	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	212	(318)	21	(72)	1,768	40
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	220	(327)	(5)	(46)	1,767	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	213	(268)	84	(110)	1,063	17
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	208	(267)	138	(169)	1,062	9
SEI Liquid Asset Trust Prime Obligation Fund, Class Y	637	(1,264)	—	—	7,075	—

Totals	$5,174	$(7,879)	$290	$(658)	$35,394	$170

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Allocation Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 60.1%
SEI Institutional Managed Trust Real Estate Fund, Class Y	90,629	$1,628
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	200,189	3,251

Total Equity Funds (Cost $3,880) ($ Thousands)		4,879

Description	Shares	Market Value ($ Thousands)

FIXED INCOME FUND — 39.9%
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	461,914	$3,242

Total Fixed Income Fund (Cost $3,562) ($ Thousands)		3,242

Total Investments — 100.0% (Cost $7,442) ($ Thousands)		$8,121

Percentages are based on Net Assets of $8,119 ($ Thousands).

As of September 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 9/30/2015	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class Y	$340	$(533)	$155	$(290)	$1,628	$13
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	426	(879)	386	(603)	3,251	29
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	434	(891)	—	(231)	3,242	105

Totals	$1,200	$(2,303)	$541	$(1,124)	$8,121	$147

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 43.0%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	1,320,235	$13,849
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	572,732	5,326
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	243,661	2,130
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	428,340	3,195
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	909,927	6,388
SEI Institutional Managed Trust Real Return Fund, Class Y	644,325	6,392
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	821,878	8,531

Total Fixed Income Funds (Cost $46,286) ($ Thousands)		45,811

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	1,578,858	15,978
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	712,780	7,456
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	971,716	8,522

Total Multi-Asset Funds (Cost $32,559) ($ Thousands)		31,956

EQUITY FUNDS — 17.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	883,659	9,588
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	524,662	8,520

Total Equity Funds (Cost $14,676) ($ Thousands)		18,108

Description	Shares	Market Value ($ Thousands)

MONEY MARKET FUND (A) — 10.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	10,652,881	$10,653

Total Money Market Fund (Cost $10,653) ($ Thousands)		10,653

Total Investments — 100.0% (Cost $104,174) ($ Thousands)		$106,528

Percentages are based on Net Assets of $106,512 ($ Thousands).

*	Non-Income Producing Fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2015.

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at September 30, 2015, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
10/30/15	Brown Brothers Harriman	USD	473	EUR	531	$3

For the period ended September 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$106,528	$—	$—	$106,528

Total Investments in Securities	$106,528	$—	$—	$106,528

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts* Unrealized Appreciation	$—	$3	$—	$3

Total Other Financial Instruments	$—	$3	$—	$3

*	Forwards contracts are valued at unrealized appreciation on the instrument.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 9/30/2015	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$7,563	$(707)	$4	$(24)	$13,849	$32
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class Y	111	(611)	4	(22)	5,326	25
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	218	(228)	—	(195)	2,130	12
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	309	(8,629)	9	(183)	3,195	118
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	549	(733)	22	(476)	6,388	201
SEI Institutional Managed Trust Real Return Fund, Class Y	128	(729)	(2)	(16)	6,392	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	286	(954)	37	(196)	8,531	105
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	275	(1,772)	37	(57)	15,978	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	316	(825)	51	(269)	7,456	181
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	352	(927)	(25)	(222)	8,522	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	1,131	(1,805)	561	(791)	9,588	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,087	(1,479)	602	(1,034)	8,520	74
SEI Liquid Asset Trust Prime Obligation Fund, Class Y	191	(1,222)	—	—	10,653	—

Totals	$12,516	$(20,621)	$1,300	$(3,485)	$106,528	$748

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Allocation Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 67.2%
SEI Institutional Managed Trust Real Estate Fund, Class Y	502,614	$9,027
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,131,785	18,380

Total Equity Funds (Cost $21,649) ($ Thousands)		27,407

Description	Shares	Market Value ($ Thousands)

FIXED INCOME FUND — 32.8%
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,901,725	$13,350

Total Fixed Income Fund (Cost $13,408) ($ Thousands)		13,350

Total Investments — 100.0% (Cost $35,057) ($ Thousands)		$40,757

Percentages are based on Net Assets of $40,746 ($ Thousands).

As of September 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 9/30/2015	Dividend Income
SEI Institutional Managed Trust Real Estate Fund, Class Y	$1,795	$(1,498)	$782	$(1,721)	$9,027	$71
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,300	(1,779)	810	(1,800)	18,380	158
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,532	(1,785)	649	(1,626)	13,350	425

Totals	$4,627	$(5,062)	$2,241	$(5,147)	$40,757	$654

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 38.0%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	1,925,653	$20,200
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,145,466	10,011
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	1,013,957	7,564
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,852,921	20,028
SEI Institutional Managed Trust Real Return Fund, Class Y	1,526,557	15,144
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,191,071	22,743

Total Fixed Income Funds (Cost $99,563) ($ Thousands)		95,690

MULTI-ASSET FUNDS — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	2,645,879	25,268
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	2,492,208	25,221
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	1,205,212	12,607
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	2,875,148	25,215

Total Multi-Asset Funds (Cost $92,812) ($ Thousands)		88,311

EQUITY FUNDS — 27.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	3,258,473	35,354
SEI Institutional Managed Trust Large Cap Fund, Class Y	545,054	7,473
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,550,875	25,186
Total Equity Funds (Cost $54,527) ($ Thousands)		68,013

Total Investments — 100.0% (Cost $246,902) ($ Thousands)		$252,014

Percentages are based on Net Assets of $251,944 ($ Thousands).

*	Non-Income Producing Fund.

EUR — Euro

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at September 30, 2015, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
10/30/15	Brown Brothers Harriman	USD	2,257	EUR	2,536	$16

For the period ended September 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$252,014	$—	$—	$252,014

Total Investments in Securities	$252,014	$—	$—	$252,014

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts* Unrealized Appreciation	$—	$16	$—	$16

Total Other Financial Instruments	$—	$16	$—	$16

* Forwards contracts are valued at unrealized appreciation on the instrument.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund (Concluded)

September 30, 2015

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 9/30/2015	Dividend Income
SEI Daily Income Trust Short-Duration Government Fund, Class Y	$10,406	$(1,094)	$—	$(32)	$20,200	$51
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	591	(561)	6	(943)	10,011	57
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	500	(11,747)	(152)	(142)	7,564	208
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,079	(1,455)	(10)	(1,440)	20,028	621
SEI Institutional Managed Trust Real Return Fund, Class Y	372	(1,557)	(4)	(41)	15,144	—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	838	(2,262)	88	(505)	22,743	280
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	1,978	(1,372)	65	(2,692)	25,268	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	335	(2,360)	49	(86)	25,221	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	442	(1,114)	2	(373)	12,607	307
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	659	(1,976)	(30)	(708)	25,215	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	2,114	(3,981)	994	(1,887)	35,354	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	806	(887)	292	(907)	7,473	41
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,820	(2,616)	1,067	(2,371)	25,186	217

Totals	$21,940	$(32,982)	$2,367	$(12,127)	$252,014	$1,782

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Allocation Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 82.0%
SEI Institutional International Trust International Equity Fund, Class Y	860,762	$7,902
SEI Institutional Managed Trust Real Estate Fund, Class Y	440,029	7,903
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	826,119	15,804
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	2,486,966	40,388

Total Equity Funds (Cost $54,418) ($ Thousands)		71,997

Description	Shares	Market Value ($ Thousands)

FIXED INCOME FUND — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,250,323	$15,797

Total Fixed Income Fund (Cost $17,045) ($ Thousands)		15,797

Total Investments — 100.0% (Cost $71,463) ($ Thousands)		$87,794

Percentages are based on Net Assets of $87,782 ($ Thousands).

As of September 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

Amount designated as “—” are $0 or have been rounded to $0

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 9/30/2015	Dividend Income
SEI Institutional International Trust International Equity Fund, Class Y	$595	$(594)	$199	$(798)	$7,902	$—
SEI Institutional Managed Trust Real Estate Fund, Class Y	1,243	(1,035)	456	(1,295)	7,903	63
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	925	(775)	387	(1,748)	15,804	89
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	1,490	(2,407)	976	(3,188)	40,388	349
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,464	(1,600)	20	(1,193)	15,797	499

Totals	$5,717	$(6,411)	$2,038	$(8,222)	$87,794	$1,000

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 55.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	2,264,391	$19,134
SEI Institutional International Trust International Equity Fund, Class Y	4,747,167	43,579
SEI Institutional Managed Trust Large Cap Fund, Class Y	5,314,091	72,856
SEI Institutional Managed Trust Small Cap Fund, Class Y	1,323,333	15,893

Total Equity Funds (Cost $134,652) ($ Thousands)		151,462

FIXED INCOME FUNDS — 23.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,474,760	21,629
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	2,390,806	21,733
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,074,917	21,586

Total Fixed Income Funds (Cost $68,787) ($ Thousands)		64,948

Description	Shares	Market Value ($ Thousands)

MULTI-ASSET FUND — 20.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	5,733,620	$54,756

Total Multi-Asset Fund (Cost $58,087) ($ Thousands)		54,756

Total Investments — 100.0% (Cost $261,526) ($ Thousands)		$271,166

Percentages are based on Net Assets of $271,043 ($ Thousands).

As of September 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 9/30/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$2,933	$(1,855)	$785	$(4,182)	$19,134	$—
SEI Institutional International Trust International Equity Fund, Class Y	2,654	(4,662)	1,503	(4,774)	43,579	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	3,895	(31,919)	11,083	(16,995)	72,856	548
SEI Institutional Managed Trust Small Cap Fund, Class Y	1,037	(1,766)	540	(2,451)	15,893	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,120	(1,909)	15	(2,134)	21,629	131
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	24,489	(620)	14	(2,150)	21,733	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,579	(2,836)	885	(2,510)	21,586	716
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	2,347	(3,304)	(6)	(5,950)	54,756	—

Totals	$40,054	$(48,871)	$14,819	$(41,146)	$271,166	$1,395

The accompanying notes are an integral part of the financial statements.

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Aggressive Strategy Fund

September 30, 2015

..

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	134,864	$1,140
SEI Institutional International Trust International Equity Fund, Class Y	987,578	9,066
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y*	1,635,515	31,287
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Class Y	441,083	7,741

Total Equity Funds (Cost $31,026) ($ Thousands)		49,234

Description	Shares	Market Value ($ Thousands)

FIXED INCOME FUNDS — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	256,978	$2,246
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	637,687	4,477

Total Fixed Income Funds (Cost $7,183) ($ Thousands)		6,723

Total Investments — 100.0% (Cost $38,209) ($ Thousands)		$55,957

Percentages are based on Net Assets of $55,934 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 9/30/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$228	$(163)	$71	$(281)	$1,140	$—
SEI Institutional International Trust International Equity Fund, Class Y	761	(1,083)	409	(1,137)	9,066	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	1,457	(3,037)	1,817	(4,641)	31,287	177
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	443	(872)	562	(1,349)	7,741	7
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	311	(409)	33	(258)	2,246	14
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	558	(896)	328	(673)	4,477	151

Totals	$3,758	$(6,460)	$3,220	$(8,339)	$55,957	$349

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 41.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	850,683	$7,435
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	588,156	5,346
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,360,517	9,551
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,074,082	21,529

Total Fixed Income Funds (Cost $45,482) ($ Thousands)		43,861

MULTI-ASSET FUNDS — 33.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	2,248,889	21,477
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	306,751	3,209
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	1,220,126	10,700

Total Multi-Asset Funds (Cost $37,844) ($ Thousands)		35,386

Description	Shares	Market Value ($ Thousands)

EQUITY FUNDS — 25.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	380,613	$3,216
SEI Institutional International Trust International Equity Fund, Class Y	936,157	8,594
SEI Institutional Managed Trust Large Cap Fund, Class Y	932,009	12,778
SEI Institutional Managed Trust Small Cap Fund, Class Y	262,139	3,148

Total Equity Funds (Cost $26,446) ($ Thousands)		27,736

Total Investments — 100.0% (Cost $109,772) ($ Thousands)		$106,983

Percentages are based on Net Assets of $106,942 ($ Thousands).

*	Non-Income Producing Fund.

As of September 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 9/30/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	$485	$(566)	$(8)	$(689)	$7,435	$43
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	5,921	(72)	1	(504)	5,346	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	649	(1,004)	328	(1,021)	9,551	302
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	1,137	(2,755)	105	(501)	21,529	263
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	983	(732)	33	(2,279)	21,477	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	150	(366)	1	(95)	3,209	77
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	286	(985)	(25)	(290)	10,700	—
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	548	(319)	56	(596)	3,216	—
SEI Institutional International Trust International Equity Fund, Class Y	598	(698)	258	(879)	8,594	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	912	(7,016)	2,420	(3,372)	12,778	99
SEI Institutional Managed Trust Small Cap Fund, Class Y	231	(245)	72	(434)	3,148	—

Totals	$11,900	$(14,758)	$3,241	$(10,660)	$106,983	$784

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Allocation Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	56,942	$481
SEI Institutional International Trust International Equity Fund, Class Y	417,541	3,833
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y*	700,704	13,404
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Class Y	189,726	3,330

Total Equity Funds (Cost $14,647) ($ Thousands)		21,048

Description	Shares	Market Value ($ Thousands)

FIXED INCOME FUNDS — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	108,055	$945
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	268,828	1,887

Total Fixed Income Funds (Cost $3,098) ($ Thousands)		2,832

Total Investments — 100.0% (Cost $17,745) ($ Thousands)		$23,880

Percentages are based on Net Assets of $23,872 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 9/30/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$111	$(87)	$33	$(121)	$481	$—
SEI Institutional International Trust International Equity Fund, Class Y	470	(643)	220	(527)	3,833	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	1,526	(1,910)	1,128	(2,336)	13,404	74
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	359	(476)	295	(634)	3,330	3
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	195	(249)	4	(100)	945	6
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	402	(538)	156	(304)	1,887	64

Totals	$3,063	$(3,903)	$1,836	$(4,022)	$23,880	$147

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 37.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	1,978,960	$16,722
SEI Institutional International Trust International Equity Fund, Class Y	3,944,080	36,207
SEI Institutional Managed Trust Large Cap Fund, Class Y	4,333,225	59,409
SEI Institutional Managed Trust Small Cap Fund, Class Y	1,082,937	13,006

Total Equity Funds (Cost $112,890) ($ Thousands)		125,344

MULTI-ASSET FUNDS — 32.5%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	7,117,843	67,976
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	646,580	6,763
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	3,875,529	33,988

Total Multi-Asset Funds (Cost $116,555) ($ Thousands)		108,727

Description	Shares	Market Value ($ Thousands)

FIXED INCOME FUNDS — 30.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	2,674,060	$23,371
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	2,202,055	20,017
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	3,781,751	26,548
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	2,956,892	30,692

Total Fixed Income Funds (Cost $104,297) ($ Thousands)		100,628

Total Investments — 100.0% (Cost $333,742) ($ Thousands)		$334,699

Percentages are based on Net Assets of $334,559 ($ Thousands).

*	Non-Income Producing Fund.

As of September 30, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 9/30/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$2,862	$(2,231)	$935	$(3,857)	$16,722	$140
SEI Institutional International Trust International Equity Fund, Class Y	1,299	(3,845)	1,471	(4,199)	36,207	—
SEI Institutional Managed Trust Large Cap Fund, Class Y	3,333	(30,014)	10,468	(15,168)	59,409	461
SEI Institutional Managed Trust Small Cap Fund, Class Y	835	(1,474)	424	(1,985)	13,006	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	2,238	(2,968)	82	(7,372)	67,976	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	289	(926)	1	(204)	6,763	160
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y	660	(3,630)	(132)	(899)	33,988	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	957	(1,951)	(22)	(2,229)	23,371	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	22,639	(663)	25	(1,984)	20,017	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,377	(3,311)	1,079	(3,055)	26,548	875
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	1,555	(4,544)	173	(753)	30,692	382

Totals	$38,044	$(55,557)	$14,504	$(41,705)	$334,699	$2,018

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Allocation Fund

September 30, 2015

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	285,356	$2,411
SEI Institutional International Trust International Equity Fund, Class Y	2,090,063	19,187
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y*	3,493,497	66,830
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap, Class Y	946,255	16,607

Total Equity Funds (Cost $67,960) ($ Thousands)		105,035

Description	Shares	Market Value ($ Thousands)

FIXED INCOME FUNDS — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	548,798	$4,797
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,367,388	9,599

Total Fixed Income Funds (Cost $15,697) ($ Thousands)		14,396

Total Investments — 100.0% (Cost $83,657) ($ Thousands)		$119,431

Percentages are based on Net Assets of $119,383 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended September 30, 2015 ($ Thousands):

Security Description	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 9/30/2015	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$492	$(361)	$163	$(601)	$2,411	$—
SEI Institutional International Trust International Equity Fund, Class Y	1,508	(2,365)	918	(2,407)	19,187	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	3,731	(6,537)	3,954	(9,813)	66,830	370
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	836	(1,562)	1,003	(2,634)	16,607	14
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	679	(861)	(13)	(455)	4,797	30
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,220	(1,794)	(17)	(705)	9,599	316

Totals	$8,466	$(13,480)	$6,008	$(16,615)	$119,431	$730

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	15

Statements of Assets and Liabilities ($ Thousands)

September 30, 2015 (Unaudited)

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
ASSETS:
Investments in affiliated funds, at market value†	$35,394		$8,121		$106,528		$40,757
Receivable for fund shares sold	120		10		496		5
Income distribution receivable from affiliated funds	23		18		88		76
Receivable for investment securities sold	4		1		12		105
Receivable from administrator	2		1		6		2
Unrealized gain on forward foreign currency contracts	1		—		3		—
Prepaid expenses	17		1		22		5
Total Assets	35,561		8,152		107,155		40,950
LIABILITIES:
Payable for fund shares redeemed	100		7		99		105
Payable for investment securities purchased	43		21		484		75
Investment advisory fees payable	3		1		9		3
Administrative servicing fees payable	1		—		1		—
Distribution fees payable	—		—		4		—
Shareholder servicing fees payable	—		—		14		9
Trustees’ fees payable	—		—		—		—
Chief Compliance Officers fees payable	—		—		—		—
Accrued expenses	14		4		32		12
Total Liabilities	161		33		643		204
Net Assets	$35,400		$8,119		$106,512		$40,746
† Cost of investments in affiliated funds	$35,240		$7,442		$104,174		$35,057
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$39,456		$8,066		$122,163		$34,880
Undistributed net investment income	47		41		472		164
Accumulated net realized gain (loss) on investments	(4,258)		(667)		(18,480)		2
Net unrealized appreciation (depreciation) on investments	154		679		2,354		5,700
Net unrealized appreciation on forward foreign currency contracts	1		—		3		—
Net Assets	$35,400		$8,119		$106,512		$40,746
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.72		$13.94		$10.26		$13.81
	($31,714,313 ÷ 3,261,850 shares	)	($8,118,914 ÷ 582,437 shares	)	($97,257,339 ÷ 9,482,122 shares	)	($40,746,089 ÷ 2,949,786 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$10.24		N/A
					($4,838,863 ÷ 472,337 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.56		N/A		$10.42		N/A
	($3,685,581 ÷ 385,437 shares	)			($4,415,962 ÷ 423,889 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$252,014		$87,794		$271,166		$55,957		$106,983		$23,880		$334,699		$119,431
12		2		79		10		—		—		55		72
209		90		122		26		104		11		230		55
372		273		279		14		60		10		171		35
13		5		14		3		5		1		17		6
16		—		—		—		—		—		—		—
20		20		23		3		7		3		26		8
252,656		88,184		271,683		56,013		107,159		23,905		335,198		119,607

353		264		325		16		47		7		187		93
207		88		120		26		103		11		226		54
21		7		23		5		9		2		28		10
1		—		6		—		—		—		3		—
3		—		14		—		—		—		8		—
44		—		57		12		22		—		70		25
2		—		2		—		1		—		3		1
1		—		2		—		—		—		1		—
80		43		91		20		35		13		113		41
712		402		640		79		217		33		639		224
$251,944		$87,782		$271,043		$55,934		$106,942		$23,872		$334,559		$119,383
$246,902		$71,463		$261,526		$38,209		$109,772		$17,745		$333,742		$83,657

$302,510		$75,954		$375,421		$51,916		$111,375		$19,772		$463,508		$109,663
1,760		161		2,331		20		1,102		10		2,891		41
(57,454)		(4,664)		(116,349)		(13,750)		(2,746)		(2,045)		(132,797)		(26,095)
5,112		16,331		9,640		17,748		(2,789)		6,135		957		35,774
16		—		—		—		—		—		—		—
$251,944		$87,782		$271,043		$55,934		$106,942		$23,872		$334,559		$119,383
$11.27		$18.46		$12.22		$16.65		$10.89		$15.10		$11.31		$18.19
($242,117,767 ÷ 21,491,431 shares	)	($87,781,528 ÷ 4,755,343 shares	)	($231,146,657 ÷ 18,922,437 shares	)	($55,933,961 ÷ 3,359,672 shares	)	($106,399,633 ÷ 9,766,330 shares	)	($23,872,387 ÷ 1,580,813 shares	)	($318,740,355 ÷ 28,194,587 shares	)	($119,383,128 ÷ 6,563,953 shares	)
$11.24		N/A		$12.15		N/A		N/A		N/A		$11.26		N/A
($3,125,045 ÷ 278,131 shares	)			($13,592,909 ÷ 1,119,068 shares	)							($5,874,443 ÷ 521,661 shares	)
$11.54		N/A		$11.91		N/A		$11.37		N/A		$11.14		N/A
($6,700,769 ÷ 580,438 shares	)			($26,303,376 ÷ 2,208,690 shares	)			($541,946 ÷ 47,672 shares	)			($9,944,200 ÷ 892,517 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	17

Statements of Operations ($ Thousands)

For the six months ended September 30, 2015 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund
Investment Income:
Income Distributions from Affiliated Funds	$170	$147	$748	$654
Expenses
Administration Fees	38	9	113	43
Investment Advisory Fees	19	4	56	22
Shareholder Servicing Fees — Class A	42	11	128	54
Shareholder Servicing Fees — Class D	—	—	6	—
Shareholder Servicing Fees — Class I	5	—	6	—
Administrative Servicing Fees — Class I	5	—	6	—
Distribution Fees — Class D	—	—	19	—
Registration Fees	4	1	13	4
Professional Fees	3	1	7	3
Printing Fees	3	1	11	5
Custodian/Wire Agent Fees	1	—	2	1
Chief Compliance Officer Fees	—	—	—	—
Trustees’ Fees	—	—	1	—
Other Expenses	1	—	2	1
Total Expenses	121	27	370	133
Less:
Administration Fees Waived	(38)	(9)	(113)	(43)
Reimbursement from Administrator	(12)	(2)	(35)	(14)
Waiver of Shareholder Servicing Fees — Class A	(24)	—	(46)	—
Waiver of Shareholder Servicing Fees — Class D	—	—	(2)	—
Waiver of Shareholder Servicing Fees — Class I	(3)	—	(2)	—
Net Expenses	44	16	172	76
Net Investment Income	126	131	576	578
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain from Sales of Affiliated Funds	290	541	1,300	2,241
Net Realized Gain on Foreign Currency Transactions	3	—	9	—
Capital Gain Distributions Received from Affiliated Funds	—	31	—	173
Net Change in Unrealized Depreciation from Affiliated Funds	(658)	(1,124)	(3,485)	(5,147)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	1	—	3	—
Net Realized and Unrealized Loss from Affiliated Funds	(364)	(552)	(2,173)	(2,733)
Net Decrease in Net Assets Resulting from Operations	$(238)	$(421)	$(1,597)	$(2,155)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$1,782	$1,000	$1,395	$349	$784	$147	$2,018	$730

267	94	301	64	114	27	368	133
133	47	150	32	57	13	184	66
320	117	320	79	141	34	438	166
4	—	18	—	—	—	8	—
9	—	38	—	1	—	14	—
9	—	38	—	1	—	14	—
11	—	54	—	—	—	23	—
27	9	31	6	11	3	37	13
18	7	20	4	8	2	24	9
27	10	29	7	11	2	37	14
6	2	6	1	2	1	8	3
1	—	1	—	—	—	1	1
2	1	3	1	1	—	3	1
4	2	5	1	2	—	6	2
838	289	1,014	195	349	82	1,165	408

(267)	(94)	(301)	(64)	(114)	(27)	(368)	(133)
(82)	(30)	(92)	(19)	(35)	(8)	(113)	(41)
(51)	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—
436	165	621	112	200	47	684	234
1,346	835	774	237	584	100	1,334	496

2,367	2,038	14,819	3,220	3,241	1,836	14,504	6,008
71	—	106	—	34	—	131	—
—	151	—	—	—	—	—	—
(12,127)	(8,222)	(41,146)	(8,339)	(10,660)	(4,022)	(41,705)	(16,615)
(24)	—	(135)	—	(43)	—	(168)	—
(9,713)	(6,033)	(26,356)	(5,119)	(7,428)	(2,186)	(27,238)	(10,607)
$(8,367)	$(5,198)	$(25,582)	$(4,882)	$(6,844)	$(2,086)	$(25,904)	$(10,111)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	19

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2015 (Unaudited) and the year ended March 31, 2015.

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15
Operations:
Net Investment Income	$126	$347	$131	$260
Net Realized Gain from sale of Affiliated Funds	290	662	541	1,133
Net Realized Gain on Foreign Currency Transactions	3	50	—	—
Capital Gain Distributions Received from Affiliated Funds	—	372	31	433
Net Change in Unrealized Depreciation from Affiliated Funds	(658)	(558)	(1,124)	(839)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	1	3	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(238)	876	(421)	987
Dividends and Distributions from:
Net Investment Income:
Class A	(120)	(494)	(136)	(327)
Class D	N/A	N/A	N/A	N/A
Class I	(9)	(48)	N/A	N/A
Total Dividends and Distributions	(129)	(542)	(136)	(327)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	4,367	9,934	1,095	2,666
Reinvestment of Dividends & Distributions	116	481	127	309
Cost of Shares Redeemed	(7,160)	(14,814)	(2,349)	(4,122)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(2,677)	(4,399)	(1,127)	(1,147)
Class D
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from Shares Issued	221	658	N/A	N/A
Reinvestment of Dividends & Distributions	9	48	N/A	N/A
Cost of Shares Redeemed	(241)	(2,063)	N/A	N/A
Decrease in Net Assets Derived from Class I Transactions	(11)	(1,357)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(2,688)	(5,756)	(1,127)	(1,147)
Net Increase (Decrease) in Net Assets	(3,055)	(5,422)	(1,684)	(487)
Net Assets:
Beginning of Period	38,455	43,877	9,803	10,290
End of Period	$35,400	$38,455	$8,119	$9,803
Undistributed Net Investment Income Included in Net Assets at End of Period	$47	$50	$41	$46
(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15

$576	$1,749	$578	$1,051	$1,346	$5,038	$835	$1,511
1,300	2,900	2,241	4,058	2,367	7,200	2,038	3,902
9	147	—	—	71	1,143	—	—
—	1,989	173	2,271	—	8,522	151	4,531
(3,485)	(2,675)	(5,147)	(2,482)	(12,127)	(6,955)	(8,222)	(895)
3	8	—	—	(24)	72	—	—
(1,597)	4,118	(2,155)	4,898	(8,367)	15,020	(5,198)	9,049

(555)	(2,079)	(575)	(1,450)	(1,312)	(7,768)	(824)	(2,483)
(7)	(63)	N/A	N/A	(4)	(67)	N/A	N/A
(19)	(85)	N/A	N/A	(27)	(213)	N/A	N/A
(581)	(2,227)	(575)	(1,450)	(1,343)	8,048	(824)	(2,483)

5,816	16,379	3,871	8,998	15,488	40,945	7,625	20,465
513	1,932	509	1,283	1,233	7,330	770	2,306
(13,591)	(31,710)	(4,982)	(10,846)	(27,799)	(45,999)	(9,289)	(17,656)
(7,262)	(13,399)	(602)	(565)	(11,078)	2,276	(894)	5,115

255	507	N/A	N/A	901	476	N/A	N/A
7	61	N/A	N/A	4	67	N/A	N/A
(648)	(502)	N/A	N/A	(523)	(716)	N/A	N/A
(386)	66	N/A	N/A	382	(173)	N/A	N/A

280	829	N/A	N/A	733	1,703	N/A	N/A
19	85	N/A	N/A	27	213	N/A	N/A
(737)	(1,434)	N/A	N/A	(1,170)	(3,463)	N/A	N/A
(438)	(520)	N/A	N/A	(410)	(1,547)	N/A	N/A
(8,086)	(13,853)	(602)	(565)	(11,106)	556	(894)	5,115
(10,264)	(11,962)	(3,332)	2,883	(20,816)	7,528	(6,916)	11,681

116,776	128,738	44,078	41,195	272,760	265,232	94,698	83,017
$106,512	$116,776	$40,746	$44,078	$251,944	$272,760	$87,782	$94,698
$472	$447	$164	$161	$1,760	$1,757	$161	$150

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	21

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2015 (Unaudited) and the year ended March 31, 2015.

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15
Operations:
Net Investment Income	$774	$3,682	$237	$616
Net Realized Gain from sale of Affiliated Funds	14,819	14,317	3,220	3,437
Net Realized Gain on Foreign Currency Transactions	106	2,600	—	—
Capital Gain Distributions Received from Affiliated Funds	—	14,932	—	120
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(41,146)	(15,941)	(8,339)	(8)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(135)	183	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,582)	19,773	(4,882)	4,165
Dividends and Distributions from:
Net Investment Income:
Class A	(702)	(7,554)	(232)	(633)
Class D	—	(328)	N/A	N/A
Class I	(48)	(874)	N/A	N/A
Total Dividends and Distributions	(750)	(8,756)	(232)	(633)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	14,352	34,223	3,357	7,696
Reinvestment of Dividends & Distributions	654	7,046	225	614
Cost of Shares Redeemed	(22,352)	(54,417)	(6,289)	(7,831)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(7,346)	(13,148)	(2,707)	479
Class D
Proceeds from Shares Issued	1,012	1,533	N/A	N/A
Reinvestment of Dividends & Distributions	—	315	N/A	N/A
Cost of Shares Redeemed	(226)	(2,055)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	786	(207)	N/A	N/A
Class I
Proceeds from Shares Issued	2,936	3,937	N/A	N/A
Reinvestment of Dividends & Distributions	48	873	N/A	N/A
Cost of Shares Redeemed	(5,354)	(14,058)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(2,370)	(9,248)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(8,930)	(22,603)	(2,707)	479
Net Increase (Decrease) in Net Assets	(35,262)	(11,586)	(7,821)	4,011
Net Assets:
Beginning of Period	306,305	317,891	63,755	59,744
End of Period	$271,043	$306,305	$55,934	$63,755
Undistributed Net Investment Income Included in Net Assets at End of Period	$2,331	$2,307	$20	$15
(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15

$584	$1,774	$100	$249	$1,334	$4,870	$496	$1,281
3,241	3,393	1,836	1,300	14,504	12,552	6,008	8,417
34	782	—	—	131	3,131	—	—
—	3,695	—	49	—	14,269	—	252
(10,660)	(3,654)	(4,022)	53	(41,705)	(14,739)	(16,615)	(1,305)
(43)	57	—	—	(168)	225	—	—
(6,844)	6,047	(2,086)	1,651	(25,904)	20,308	(10,111)	8,645

(581)	(3,016)	(98)	(255)	(1,293)	(10,104)	(486)	(1,317)
N/A	N/A	N/A	N/A	—	(141)	N/A	N/A
(2)	(10)	N/A	N/A	(29)	(348)	N/A	N/A
(583)	(3,026)	(98)	(255)	(1,322)	(10,593)	(486)	(1,317)

6,366	23,508	3,305	5,968	18,654	53,748	9,099	24,289
468	2,415	94	249	1,214	9,526	455	1,229
(9,763)	(24,935)	(4,239)	(3,636)	(35,407)	(67,617)	(14,576)	(23,956)
(2,929)	988	(840)	2,581	(15,539)	(4,343)	(5,022)	1,562

N/A	N/A	N/A	N/A	380	545	N/A	N/A
N/A	N/A	N/A	N/A	—	136	N/A	N/A
N/A	N/A	N/A	N/A	(47)	(2,213)	N/A	N/A
N/A	N/A	N/A	N/A	333	(1,532)	N/A	N/A

211	252	N/A	N/A	680	1,489	N/A	N/A
2	10	N/A	N/A	29	348	N/A	N/A
(173)	(63)	N/A	N/A	(3,142)	(4,234)	N/A	N/A
40	199	N/A	N/A	(2,433)	(2,397)	N/A	N/A
(2,889)	1,187	(840)	2,581	(17,639)	(8,272)	(5,022)	1,562
(10,316)	4,208	(3,024)	3,977	(44,865)	1,443	(15,619)	8,890

117,258	113,050	26,896	22,919	379,424	377,981	135,002	126,112
$106,942	$117,258	$23,872	$26,896	$334,559	$379,424	$119,383	$135,002
$1,102	$1,101	$10	$8	$2,891	$2,879	$41	$31

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	23

Financial Highlights

For six months ended September 30, 2015 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class A
2015@	$9.82	$0.03	$(0.10)	$(0.07)	$(0.03)	$(0.03)	$9.72	(0.67)%	$31,714	0.21%	0.62%	0.69%	15%
2015	9.74	0.08	0.13	0.21	(0.13)	(0.13)	9.82	2.17	34,720	0.13	0.41	0.86	19
2014	9.80	0.09	(0.06)	0.03	(0.09)	(0.09)	9.74	0.36	38,819	0.11	0.36	0.93	60
2013	9.62	0.11	0.24	0.35	(0.17)	(0.17)	9.80	3.63	43,880	0.11	0.38	1.14	56
2012	9.52	0.13	0.13	0.26	(0.16)	(0.16)	9.62	2.77	34,240	0.12	0.38	1.36	48
2011	9.39	0.12	0.19	0.31	(0.18)	(0.18)	9.52	3.35	33,376	0.11	0.37	1.32	73
Class I
2015@	$9.66	$0.02	$(0.10)	$(0.08)	$(0.02)	$(0.02)	$9.56	(0.81)%	$3,686	0.46%	0.87%	0.44%	15%
2015	9.59	0.06	0.12	0.18	(0.11)	(0.11)	9.66	1.90	3,735	0.38	0.66	0.59	19
2014	9.64	0.06	(0.04)	0.02	(0.07)	(0.07)	9.59	0.21	5,058	0.36	0.61	0.67	60
2013	9.48	0.11	0.20	0.31	(0.15)	(0.15)	9.64	3.28	7,062	0.36	0.63	1.19	56
2012	9.38	0.11	0.13	0.24	(0.14)	(0.14)	9.48	2.58	24	0.37	0.63	1.13	48
2011	9.35	0.01	0.20	0.21	(0.18)	(0.18)	9.38	2.27	5	0.36	0.70	3.15	73
Defensive Strategy Allocation Fund
Class A
2015@	$14.88	$0.22	$(0.94)	$(0.72)	$(0.22)	$(0.22)	$13.94	(4.88)%	$8,119	0.35%	0.62%	3.00%	14%
2015	13.86	0.40	1.13	1.53	(0.51)	(0.51)	14.88	11.19	9,803	0.16	0.41	2.76	33
2014	12.98	0.39	0.99	1.38	(0.50)	(0.50)	13.86	10.83	10,290	0.11	0.36	2.94	64
2013	11.66	0.42	1.32	1.74	(0.42)	(0.42)	12.98	15.23	10,711	0.11	0.38	3.46	54
2012	11.14	0.38	0.53	0.91	(0.39)	(0.39)	11.66	8.46	10,471	0.12	0.38	3.42	72
2011	9.84	0.42	1.34	1.76	(0.46)	(0.46)	11.14	18.38	9,715	0.11	0.37	4.14	72
Conservative Strategy Fund
Class A
2015@	$10.46	$0.06	$(0.20)	$(0.14)	$(0.06)	$(0.06)	$10.26	(1.39)%	$97,257	0.26%	0.62%	1.07%	12%
2015	10.31	0.15	0.20	0.35	(0.20)	(0.20)	10.46	3.40	106,515	0.14	0.41	1.48	12
2014	10.25	0.16	0.08	0.24	(0.18)	(0.18)	10.31	2.39	118,163	0.11	0.36	1.60	47
2013	9.85	0.18	0.45	0.63	(0.23)	(0.23)	10.25	6.49	122,319	0.11	0.38	1.77	62
2012	9.68	0.18	0.21	0.39	(0.22)	(0.22)	9.85	4.10	117,365	0.12	0.38	1.84	61
2011	9.38	0.19	0.36	0.55	(0.25)	(0.25)	9.68	5.89	120,659	0.11	0.37	1.95	110
Class D
2015@	$10.45	$0.02	$(0.22)	$(0.20)	$(0.01)	$(0.01)	$10.24	(1.87)%	$4,839	1.01%	1.37%	0.32%	12%
2015	10.31	0.07	0.20	0.27	(0.13)	(0.13)	10.45	2.59	5,321	1.01	1.35	0.65	12
2014	10.26	0.08	0.06	0.14	(0.09)	(0.09)	10.31	1.41	5,186	1.04	1.36	0.74	47
2013	9.86	0.07	0.47	0.54	(0.14)	(0.14)	10.26	5.48	1,078	1.04	1.38	0.70	62
2012	9.68	0.09	0.21	0.30	(0.12)	(0.12)	9.86	3.16	1,450	1.07	1.38	0.88	61
2011**	9.69	0.01	0.02	0.03	(0.04)	(0.04)	9.68	0.26	1,956	1.11	1.55	10.56	110
Class I
2015@	$10.63	$0.04	$(0.21)	$(0.17)	$(0.04)	$(0.04)	$10.42	(1.59)%	$4,416	0.51%	0.87%	0.82%	12%
2015	10.47	0.13	0.21	0.34	(0.18)	(0.18)	10.63	3.25	4,940	0.39	0.66	1.27	12
2014	10.41	0.14	0.07	0.21	(0.15)	(0.15)	10.47	2.09	5,389	0.36	0.61	1.32	47
2013	9.99	0.15	0.47	0.62	(0.20)	(0.20)	10.41	6.31	5,742	0.36	0.63	1.52	62
2012	9.82	0.16	0.21	0.37	(0.20)	(0.20)	9.99	3.78	5,067	0.37	0.63	1.61	61
2011	9.52	0.18	0.34	0.52	(0.22)	(0.22)	9.82	5.57	5,494	0.36	0.62	1.86	110
Conservative Strategy Allocation Fund
Class A
2015@	$14.73	$0.19	$(0.92)	$(0.73)	$(0.19)	$(0.19)	$13.81	(5.00)%	$40,746	0.35%	0.62%	2.68%	11%
2015	13.58	0.35	1.29	1.64	(0.49)	(0.49)	14.73	12.22	44,078	0.17	0.41	2.47	25
2014	12.60	0.34	1.09	1.43	(0.45)	(0.45)	13.58	11.61	41,195	0.11	0.36	2.64	64
2013	11.25	0.37	1.34	1.71	(0.36)	(0.36)	12.60	15.47	37,104	0.11	0.38	3.15	37
2012	10.67	0.32	0.59	0.91	(0.33)	(0.33)	11.25	8.77	28,317	0.12	0.38	3.02	61
2011	9.34	0.36	1.36	1.72	(0.39)	(0.39)	10.67	18.83	24,287	0.11	0.37	3.70	65
Moderate Strategy Fund
Class A
2015@	$11.69	$0.06	$(0.42)	$(0.36)	$(0.06)	$(0.06)	$11.27	(3.10)%	$242,118	0.31%	0.62%	1.03%	8%
2015	11.39	0.22	0.43	0.65	(0.35)	(0.35)	11.69	5.77	262,515	0.15	0.41	1.89	14
2014	11.25	0.20	0.17	0.37	(0.23)	(0.23)	11.39	3.34	253,566	0.11	0.36	1.76	47
2013	10.59	0.21	0.75	0.96	(0.30)	(0.30)	11.25	9.16	280,634	0.11	0.38	1.97	68
2012	10.29	0.23	0.36	0.59	(0.29)	(0.29)	10.59	5.83	270,940	0.12	0.38	2.23	54
2011	9.79	0.23	0.60	0.83	(0.33)	(0.33)	10.29	8.58	286,732	0.11	0.37	2.27	79

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Moderate Strategy Fund (continued)
Class D
2015@	$11.66	$0.02	$(0.42)	$(0.40)	$(0.02)	$(0.02)	$11.24	(3.48)%	$3,125	1.06%	1.37%	0.27%	8%
2015	11.38	0.12	0.43	0.55	(0.27)	(0.27)	11.66	4.88	2,866	1.00	1.35	1.00	14
2014	11.25	0.10	0.18	0.28	(0.15)	(0.15)	11.38	2.48	2,964	1.01	1.36	0.93	47
2013	10.60	0.12	0.74	0.86	(0.21)	(0.21)	11.25	8.17	1,713	0.96	1.38	1.10	68
2012	10.29	0.13	0.37	0.50	(0.19)	(0.19)	10.60	4.90	1,513	1.07	1.38	1.22	54
2011**	10.28	0.02	0.04	0.06	(0.05)	(0.05)	10.29	0.60	1,691	1.11	1.66	13.95	79
Class I
2015@	$11.98	$0.05	$(0.45)	$(0.40)	$(0.04)	$(0.04)	$11.54	(3.32)%	$6,701	0.56%	0.87%	0.77%	8%
2015	11.67	0.19	0.45	0.64	(0.33)	(0.33)	11.98	5.51	7,379	0.40	0.66	1.57	14
2014	11.52	0.17	0.18	0.35	(0.20)	(0.20)	11.67	3.08	8,702	0.36	0.61	1.46	47
2013	10.84	0.20	0.75	0.95	(0.27)	(0.27)	11.52	8.89	12,204	0.36	0.63	1.84	68
2012	10.53	0.21	0.36	0.57	(0.26)	(0.26)	10.84	5.54	7,269	0.37	0.63	2.01	54
2011	10.01	0.23	0.59	0.82	(0.30)	(0.30)	10.53	8.36	6,239	0.36	0.63	2.30	79
Moderate Strategy Allocation Fund
Class A
2015@	$19.71	$0.17	$(1.25)	$(1.08)	$(0.17)	$(0.17)	$18.46	(5.51)%	$87,782	0.35%	0.62%	1.78%	6%
2015	18.28	0.33	1.64	1.97	(0.54)	(0.54)	19.71	10.89	94,698	0.17	0.41	1.74	18
2014	16.21	0.33	2.20	2.53	(0.46)	(0.46)	18.28	15.77	83,017	0.11	0.36	1.93	41
2013	14.36	0.34	1.86	2.20	(0.35)	(0.35)	16.21	15.58	69,465	0.11	0.38	2.32	48
2012	13.66	0.30	0.70	1.00	(0.30)	(0.30)	14.36	7.52	71,572	0.12	0.38	2.22	67
2011	11.98	0.30	1.70	2.00	(0.32)	(0.32)	13.66	17.02	64,585	0.11	0.37	2.46	42
Aggressive Strategy Fund
Class A
2015@	$13.39	$0.04	$(1.17)	$(1.13)	$(0.04)	$(0.04)	$12.22	(8.49)%	$231,147	0.35%	0.61%	0.58%	13%
2015	12.93	0.17	0.67	0.84	(0.38)	(0.38)	13.39	6.58	260,917	0.16	0.41	1.25	21
2014	11.75	0.12	1.26	1.38	(0.20)	(0.20)	12.93	11.83	264,665	0.11	0.36	0.99	50
2013	10.83	0.17	1.02	1.19	(0.27)	(0.27)	11.75	11.17	247,732	0.11	0.38	1.57	74
2012	10.69	0.18	0.26	0.44	(0.30)	(0.30)	10.83	4.37	263,957	0.12	0.37	1.79	54
2011	9.74	0.18	1.17	1.35	(0.40)	(0.40)	10.69	14.12	326,069	0.11	0.37	1.80	120
Class D
2015@	$13.33	$(0.01)	$(1.17)	$(1.18)	$—	$—	$12.15	(8.85)%	$13,593	1.10%	1.37%	(0.18)%	13%
2015	12.90	0.06	0.67	0.73	(0.30)	(0.30)	13.33	5.74	14,130	0.94	1.35	0.46	21
2014	11.75	0.02	1.27	1.29	(0.14)	(0.14)	12.90	11.01	13,859	0.88	1.36	0.20	50
2013	10.83	0.09	1.02	1.11	(0.19)	(0.19)	11.75	10.34	12,425	0.86	1.38	0.83	74
2012	10.69	0.08	0.26	0.34	(0.20)	(0.20)	10.83	3.35	13,494	1.07	1.37	0.83	54
2011**	10.61	0.02	0.09	0.11	(0.03)	(0.03)	10.69	1.00	17,033	1.11	1.45	16.77	120
Class I
2015@	$13.06	$0.02	$(1.15)	$(1.13)	$(0.02)	$(0.02)	$11.91	(8.66)%	$26,303	0.60%	0.87%	0.34%	13%
2015	12.62	0.12	0.68	0.80	(0.36)	(0.36)	13.06	6.38	31,258	0.41	0.66	0.91	21
2014	11.48	0.09	1.23	1.32	(0.18)	(0.18)	12.62	11.55	39,367	0.36	0.61	0.74	50
2013	10.58	0.13	1.01	1.14	(0.24)	(0.24)	11.48	10.97	42,396	0.36	0.63	2.17	74
2012	10.46	0.16	0.23	0.39	(0.27)	(0.27)	10.58	4.01	47,553	0.37	0.62	1.61	54
2011	9.54	0.22	1.08	1.30	(0.38)	(0.38)	10.46	13.87	54,914	0.36	0.63	2.27	120
Tax-Managed Aggressive Strategy Fund
Class A
2015@	$18.12	$0.07	$(1.47)	$(1.40)	$(0.07)	$(0.07)	$16.65	(7.78)%	$55,934	0.35%	0.62%	0.75%	6%
2015	17.13	0.17	1.00	1.17	(0.18)	(0.18)	18.12	6.85	63,755	0.16	0.41	0.99	15
2014	14.52	0.17	2.63	2.80	(0.19)	(0.19)	17.13	19.39	59,744	0.11	0.36	1.10	37
2013	13.14	0.21	1.39	1.60	(0.22)	(0.22)	14.52	12.32	44,131	0.11	0.38	1.59	34
2012	12.90	0.18	0.25^	0.43	(0.19)	(0.19)	13.14	3.51	45,700	0.12	0.38	1.44	45
2011	11.30	0.17	1.60	1.77	(0.17)	(0.17)	12.90	15.86	59,522	0.11	0.37	1.44	49
Core Market Strategy Fund
Class A
2015@	$11.66	$0.06	$(0.77)	$(0.71)	$(0.06)	$(0.06)	$10.89	(6.13)%	$106,400	0.35%	0.61%	1.03%	11%
2015	11.36	0.18	0.42	0.60	(0.30)	(0.30)	11.66	5.37	116,725	0.16	0.41	1.53	20
2014	10.96	0.15	0.43	0.58	(0.18)	(0.18)	11.36	5.39	112,727	0.11	0.36	1.33	52
2013	10.39	0.21	0.70	0.91	(0.34)	(0.34)	10.96	8.88	98,471	0.11	0.38	2.01	86
2012	10.19	0.25	0.33	0.58	(0.38)	(0.38)	10.39	5.94	82,413	0.12	0.38	2.53	82
2011	9.57	0.26	0.84	1.10	(0.48)	(0.48)	10.19	11.79	83,453	0.11	0.37	2.65	98

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	25

Financial Highlights

For six months ended September 30, 2015 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Fund (continued)
Class I
2015@	$12.16	$0.05	$(0.80)	$(0.75)	$(0.04)	$(0.04)	$11.37	(6.16)%	$542	0.60%	0.87%	0.78%	11%
2015	11.84	0.18	0.42	0.60	(0.28)	(0.28)	12.16	5.13	533	0.43	0.67	1.46	20
2014	11.42	0.14	0.44	0.58	(0.16)	(0.16)	11.84	5.10	323	0.36	0.61	1.18	52
2013	10.81	0.13	0.79	0.92	(0.31)	(0.31)	11.42	8.63	167	0.36	0.63	1.16	86
2012	10.59	0.21	0.36	0.57	(0.35)	(0.35)	10.81	5.64	294	0.37	0.63	2.04	82
2011	9.90	0.34	0.83	1.17	(0.48)	(0.48)	10.59	12.09	322	0.36	0.68	3.27	98
Core Market Strategy Allocation Fund
Class A
2015@	$16.43	$0.06	$(1.33)	$(1.27)	$(0.06)	$(0.06)	$15.10	(7.76)%	$23,872	0.35%	0.62%	0.74%	12%
2015	15.53	0.16	0.90	1.06	(0.16)	(0.16)	16.43	6.86	26,896	0.17	0.41	0.99	15
2014	13.17	0.16	2.37	2.53	(0.17)	(0.17)	15.53	19.32	22,919	0.11	0.36	1.09	49
2013	11.93	0.20	1.24	1.44	(0.20)	(0.20)	13.17	12.21	19,034	0.11	0.38	1.63	43
2012	11.68	0.17	0.25	0.42	(0.17)	(0.17)	11.93	3.77	16,618	0.12	0.38	1.49	52
2011	10.26	0.15	1.43	1.58	(0.16)	(0.16)	11.68	15.54	18,188	0.11	0.37	1.44	50
Market Growth Strategy Fund
Class A
2015@	$12.21	$0.05	$(0.91)	$(0.86)	$(0.04)	$(0.04)	$11.31	(7.03)%	$318,740	0.35%	0.61%	0.75%	10%
2015	11.91	0.16	0.49	0.65	(0.35)	(0.35)	12.21	5.49	360,251	0.16	0.41	1.31	20
2014	11.27	0.12	0.69	0.81	(0.17)	(0.17)	11.91	7.27	355,359	0.11	0.36	1.08	50
2013	10.60	0.19	0.78	0.97	(0.30)	(0.30)	11.27	9.36	355,650	0.11	0.38	1.77	85
2012	10.47	0.22	0.26	0.48	(0.35)	(0.35)	10.60	4.83	391,812	0.12	0.38	2.21	73
2011	9.64	0.21	1.05	1.26	(0.43)	(0.43)	10.47	13.42	453,836	0.11	0.37	2.19	118
Class D
2015@	$12.17	$—	$(0.91)	$(0.91)	$—	$—	$11.26	(7.47)%	$5,875	1.10%	1.37%	(0.01)%	10%
2015	11.88	0.06	0.50	0.56	(0.27)	(0.27)	12.17	4.76	6,010	0.96	1.35	0.52	20
2014	11.27	0.03	0.68	0.71	(0.10)	(0.10)	11.88	6.37	7,391	0.94	1.36	0.25	50
2013	10.61	0.11	0.77	0.88	(0.22)	(0.22)	11.27	8.44	6,704	0.86	1.38	0.99	85
2012	10.47	0.11	0.28	0.39	(0.25)	(0.25)	10.61	3.87	7,190	1.07	1.38	1.05	73
2011**	10.42	0.01	0.08	0.09	(0.04)	(0.04)	10.47	0.85	11,760	1.11	1.51	12.72	118
Class I
2015@	$12.04	$0.03	$(0.90)	$(0.87)	$(0.03)	$(0.03)	$11.14	(7.25)%	$9,944	0.60%	0.87%	0.51%	10%
2015	11.75	0.12	0.49	0.61	(0.32)	(0.32)	12.04	5.27	13,163	0.41	0.66	0.99	20
2014	11.12	0.09	0.69	0.78	(0.15)	(0.15)	11.75	7.04	15,231	0.36	0.61	0.80	50
2013	10.46	0.10	0.83	0.93	(0.27)	(0.27)	11.12	9.06	17,097	0.36	0.63	1.00	85
2012	10.33	0.20	0.25	0.45	(0.32)	(0.32)	10.46	4.64	38,904	0.37	0.63	1.98	73
2011	9.53	0.22	0.99	1.21	(0.41)	(0.41)	10.33	13.01	42,680	0.36	0.63	2.28	118
Market Growth Strategy Allocation Fund
Class A
2015@	$19.79	$0.07	$(1.60)	$(1.53)	$(0.07)	$(0.07)	$18.19	(7.75)%	$119,383	0.35%	0.61%	0.75%	6%
2015	18.71	0.19	1.08	1.27	(0.19)	(0.19)	19.79	6.84	135,002	0.16	0.41	0.99	17
2014	15.86	0.19	2.87	3.06	(0.21)	(0.21)	18.71	19.37	126,112	0.11	0.36	1.10	34
2013	14.37	0.23	1.50	1.73	(0.24)	(0.24)	15.86	12.19	98,358	0.11	0.38	1.60	34
2012	14.04	0.20	0.34	0.54	(0.21)	(0.21)	14.37	3.98	92,034	0.12	0.38	1.51	44
2011	12.33	0.18	1.72	1.90	(0.19)	(0.19)	14.04	15.58	95,416	0.11	0.37	1.43	36

(1)	Amount represents less than $0.01 per share.
*	Per share calculations were performed using average shares.
**	Class D commenced operations on March 31, 2011. All ratios have been annualized.
***	The expense ratios do not include expenses of the underlying affiliated investment companies.
@	For the six month period ended September 30, 2015. All ratios for the period have been annualized.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for classes A, D, and I respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

Notes to Financial Statements (Unaudited)

September 30, 2015

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax- Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A, Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2015, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six months period ended September 30, 2015, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	27

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2015, if applicable.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class A, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SIDCo., which may then be used by SIDCO to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class A	0.10%	0.20%	0.25%	—	—	0.21%
Class I	0.10%	0.20%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class A	0.10%	0.20%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class A	0.10%	0.20%	0.25%	—	—	0.26%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.20%	0.25%	0.25%		0.51%
Conservative Strategy Allocation Fund
Class A	0.10%	0.20%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class A	0.10%	0.20%	0.25%	—	—	0.31%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.20%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class A	0.10%	0.20%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class A	0.10%	0.20%	0.25%	—	—	0.35%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	0.25%	0.25%	—	0.60%
Tax-Managed Aggressive Strategy Fund
Class A	0.10%	0.20%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class A	0.10%	0.20%	0.25%	—	—	0.35%
Class I	0.10%	0.20%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class A	0.10%	0.20%	0.25%	—	—	0.35%
Market Growth Strategy Fund
Class A	0.10%	0.20%	0.25%	—	—	0.35%
Class D	0.10%	0.20%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.20%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class A	0.10%	0.20%	0.25%	—	—	0.35%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on inter fund loans is the average of the Repo Rate and the Bank Loan Rate.

The Trust did not utilize the Program as of and for the six months ended September 30, 2015.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers as required by SEC regulations.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	29

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended September 30, 2015 (Unaudited) and the year ended March 31, 2015

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15
Shares Issued and Redeemed:
Class A:
Shares Issued	445	1,012	75	184	558	1,571	269	634
Shares Issued in Lieu of Cash Distributions	12	49	9	21	49	186	35	90
Shares Redeemed	(730)	(1,510)	(161)	(288)	(1,305)	(3,041)	(347)	(766)
Total Class A Transactions	(273)	(449)	(77)	(83)	(698)	(1,284)	(43)	(42)
Class D:
Shares Issued	N/A	N/A	N/A	N/A	24	48	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	6	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(62)	(48)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(37)	6	N/A	N/A
Class I:
Shares Issued	22	69	N/A	N/A	27	79	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	5	N/A	N/A	2	8	N/A	N/A
Shares Redeemed	(25)	(214)	N/A	N/A	(69)	(136)	N/A	N/A
Total Class I Transactions	(2)	(140)	N/A	N/A	(40)	(49)	N/A	N/A
Decrease in Capital Shares	(275)	(589)	(77)	(83)	(775)	(1,327)	(43)	(42)

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15
Shares Issued and Redeemed:
Class A:
Shares Issued	1,339	3,516	391	1,076	1,090	2,586	186	441
Shares Issued in Lieu of Cash Distributions	106	636	39	120	49	538	13	35
Shares Redeemed	(2,402)	(3,959)	(479)	(934)	(1,696)	(4,114)	(358)	(445)
Total Class A Transactions	(957)	193	(49)	262	(557)	(990)	(159)	31
Class D:
Shares Issued	79	41	N/A	N/A	76	117	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	6	N/A	N/A	—	24	N/A	N/A
Shares Redeemed	(47)	(61)	N/A	N/A	(17)	(156)	N/A	N/A
Total Class D Transactions	32	(14)	N/A	N/A	59	(15)	N/A	N/A
Class I:
Shares Issued	61	143	N/A	N/A	229	304	N/A	N/A
Shares Issued in Lieu of Cash Distributions	2	18	N/A	N/A	4	68	N/A	N/A
Shares Redeemed	(99)	(291)	N/A	N/A	(418)	(1,097)	N/A	N/A
Total Class I Transactions	(36)	(130)	N/A	N/A	(185)	(725)	N/A	N/A
Increase (Decrease) in Capital Shares	(961)	49	(49)	262	(683)	(1,730)	(159)	31

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15	4/01/15 – 9/30/15	4/01/14 – 3/31/15
Shares Issued and Redeemed:
Class A:
Shares Issued	562	2,034	202	374	1,548	4,430	463	1,266
Shares Issued in Lieu of Cash Distributions	40	211	6	16	101	795	23	63
Shares Redeemed	(850)	(2,155)	(264)	(229)	(2,949)	(5,574)	(742)	(1,250)
Total Class A Transactions	(248)	90	(56)	161	(1,300)	(349)	(256)	79
Class D:
Shares Issued	N/A	N/A	N/A	N/A	32	45	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	11	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(4)	(184)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	28	(128)	N/A	N/A
Class I:
Shares Issued	18	21	N/A	N/A	58	124	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	1	N/A	N/A	2	29	N/A	N/A
Shares Redeemed	(14)	(5)	N/A	N/A	(261)	(357)	N/A	N/A
Total Class I Transactions	4	17	N/A	N/A	(201)	(204)	N/A	N/A
Increase (Decrease) in Capital Shares	(244)	107	(56)	161	(1,473)	(681)	(256)	79

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the period ended September 30, 2015, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$4,537
Sales	6,616
Defensive Strategy Allocation Fund
Purchases	1,202
Sales	2,304
Conservative Strategy Fund
Purchases	12,326
Sales	19,401
Conservative Strategy Allocation Fund
Purchases	4,628
Sales	5,062
Moderate Strategy Fund
Purchases	21,943
Sales	32,984
Moderate Strategy Allocation Fund
Purchases	5,717
Sales	6,411
Aggressive Strategy Fund
Purchases	40,055
Sales	48,871
Tax-Managed Aggressive Strategy Fund
Purchases	3,756
Sales	6,460
Core Market Strategy Fund
Purchases	11,900
Sales	14,758
Core Market Strategy Allocation Fund
Purchases	3,064
Sales	3,904
Market Growth Strategy Fund
Purchases	38,045
Sales	55,557
Market Growth Strategy Allocation Fund
Purchases	8,466
Sales	13,480

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	31

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2015

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds and foreign exchange gain/loss have been reclassified to/from the following accounts as of March 31, 2015 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
Defensive Strategy Fund	$204	$(204)	$—
Defensive Strategy Allocation Fund	110	(110)	—
Conservative Strategy Fund	811	(811)	—
Conservative Strategy Allocation Fund	554	(554)	—
Moderate Strategy Fund	4,272	(4,272)	—
Moderate Strategy Allocation Fund	1,115	(1,115)	—
Aggressive Strategy Fund	7,170	(7,170)	—
Tax-Managed Aggressive Strategy Fund	30	(30)	—
Core Market Strategy Fund	2,234	(2,234)	—
Core Market Strategy Allocation Fund	13	(13)	—
Market Growth Strategy Fund	8,125	(8,125)	—
Market Growth Strategy Allocation Fund	63	(63)	—

The tax character of dividends and distributions declared during the years ended March 31, 2015 and March 31, 2014 were as follows ($ Thousands):

	Ordinary Income		Totals
	2015	2014	2015	2014
Defensive Strategy Fund	$542	$431	$542	$431
Defensive Strategy Allocation Fund	327	390	327	390
Conservative Strategy Fund	2,227	2,215	2,227	2,215
Conservative Strategy Allocation Fund	1,450	1,373	1,450	1,373
Moderate Strategy Fund	8,048	5,584	8,048	5,584
Moderate Strategy Allocation Fund	2,483	1,973	2,483	1,973
Aggressive Strategy Fund	8,756	4,969	8,756	4,969
Tax-Managed Aggressive Strategy Fund	633	630	633	630
Core Market Strategy Fund	3,026	1,741	3,026	1,741
Core Market Strategy Allocation Fund	255	252	255	252
Market Growth Strategy Fund	10,593	5,591	10,593	5,591
Market Growth Strategy Allocation Fund	1,317	1,364	1,317	1,364

As of March 31, 2015, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Other Temporary Differences	Unrealized Appreciation	Total Distributable Earnings/ (Accumulated Losses)
Defensive Strategy Fund	$50	$—	$(4,301)	$(3)	$—	$565	$(3,689)
Defensive Strategy Allocation Fund	45	—	(851)	—	—	1,416	610
Conservative Strategy Fund	477	—	(18,549)	—	3	4,596	(13,473)
Conservative Strategy Allocation Fund	162	—	(1,564)	—	1	9,997	8,596
Moderate Strategy Fund	1,796	—	(55,302)	—	(41)	12,691	(40,856)
Moderate Strategy Allocation Fund	150	—	(2,948)	—	(1)	20,649	17,850
Aggressive Strategy Fund	2,443	—	(125,066)	—	(136)	44,713	(78,046)
Tax-Managed Aggressive Strategy Fund	15	—	(16,719)	—	1	25,835	9,132
Core Market Strategy Fund	1,143	—	(3,048)	—	(43)	4,942	2,994
Core Market Strategy Allocation Fund	6	—	(3,707)	—	1	9,984	6,284
Market Growth Strategy Fund	3,046	—	(142,158)	—	(167)	37,556	(101,723)
Market Growth Strategy Allocation Fund	31	—	(30,080)	—	1	50,365	20,317

Post-October losses represent losses realized on investments from November 1, 2014 through March 31, 2015 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

The Funds had capital loss carryforwards at March 31, 2014 as follows ($ Thousands):

	Years Expiring	Amounts
Defensive Strategy Fund	2019	$126
	2018	1,458
	2017	2,717

		$4,301

Defensive Strategy Allocation Fund	2019	$608
	2018	243

		$851

Conservative Strategy Fund	2019	$783
	2018	7,821
	2017	9,945

		$18,549

Conservative Strategy Allocation Fund	2018	$1,564

Moderate Strategy Fund	2019	$8,241
	2018	44,294
	2017	2,767

		$55,302

Moderate Strategy Allocation Fund	2019	$2,948

Aggressive Strategy Fund	2018	$103,141
	2017	21,925

		$125,066

Tax-Managed Aggressive Strategy Fund	2018	$16,719

Core Market Strategy Fund	2018	$3,048

Core Market Strategy Allocation Fund	2018	$3,707

Market Growth Strategy Fund	2019	$1,511
	2018	127,490
	2017	13,157

		$142,158

Market Growth Strategy Allocation Fund	2019	$1,088
	2018	28,992

		$30,080

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations.

During the fiscal year ended March 31, 2015, the following Funds utilized capital loss carryforwards to offset capital gains ($ Thousands):

Utilized Capital Loss Carryfowards
Defensive Strategy Fund	$839
Defensive Strategy Allocation Fund	1,161
Conservative Strategy Fund	3,793
Conservative Strategy Allocation Fund	5,650
Moderate Strategy Fund	9,791
Moderate Strategy Allocation Fund	7,128
Aggressive Strategy Fund	24,342
Tax Managed Aggressive Strategy Fund	3,536
Core Market Strategy Fund	5,599
Core Market Strategy Allocation Fund	1,332
Market Growth Strategy Fund	20,774
Market Growth Strategy Allocation Fund	8,504

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2015, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Defensive Strategy Fund	$35,329	$463	$(398)	$65
Defensive Strategy Allocation Fund	7,676	856	(411)	445
Conservative Strategy Fund	104,346	4,317	(2,135)	2,182
Conservative Strategy Allocation Fund	35,199	6,620	(1,062)	5,558
Moderate Strategy Fund	249,769	12,105	(9,860)	2,245
Moderate Strategy Allocation Fund	72,490	17,490	(2,186)	15,304
Aggressive Strategy Fund	262,469	23,649	(14,951)	8,698
Tax-Managed Aggressive Strategy Fund	38,296	18,886	(1,225)	17,661
Core Market Strategy Fund	109,877	2,982	(5,876)	(2,894)
Core Market Strategy Allocation Fund	17,758	6,839	(717)	6,122
Market Growth Strategy Fund	335,550	18,690	(19,541)	(851)
Market Growth Strategy Allocation Fund	84,435	38,080	(3,084)	34,996

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	33

Notes to Financial Statements (Unaudited) (Concluded)

September 30, 2015

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each current prospectus for a discussion of the risks associated with investing in the Funds.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for dis-closures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

SEI ASSET ALLOCATION TRUST — September 30, 2015

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2015 to September 30, 2015.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$993.30	0.21%	$1.06
Class I	1,000.00	991.90	0.46	2.31
Hypothetical 5% Return
Class A	$1,000.00	$1,023.94	0.21%	$1.08
Class I	1,000.00	1,022.68	0.46	2.34
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$951.20	0.35%	$1.72
Hypothetical 5% Return
Class A	$1,000.00	$1,023.24	0.35%	$1.78
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$986.10	0.26%	$1.30
Class D	1,000.00	981.30	1.01	5.03
Class I	1,000.00	984.10	0.51	2.55
Hypothetical 5% Return
Class A	$1,000.00	$1,023.69	0.26%	$1.33
Class D	1,000.00	1,019.68	1.01	5.12
Class I	1,000.00	1,022.43	0.51	2.59

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$950.00	0.35%	$1.72
Hypothetical 5% Return
Class A	$1,000.00	$1,023.24	0.35%	$1.78
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$969.00	0.31%	$1.54
Class D	1,000.00	965.20	1.06	5.23
Class I	1,000.00	966.80	0.56	2.77
Hypothetical 5% Return
Class A	$1,000.00	$1,023.44	0.31%	$1.58
Class D	1,000.00	1,019.68	1.06	5.38
Class I	1,000.00	1,022.18	0.56	2.85
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$944.90	0.35%	$1.72
Hypothetical 5% Return
Class A	$1,000.00	$1,023.24	0.35%	$1.78

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015	35

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$915.10	0.35%	$1.69
Class D	1,000.00	911.50	1.10	5.28
Class I	1,000.00	913.40	0.60	2.89
Hypothetical 5% Return
Class A	$1,000.00	$1,023.24	0.35%	$1.78
Class D	1,000.00	1,019.48	1.10	5.58
Class I	1,000.00	1,021.98	0.60	3.05
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$922.20	0.35%	$1.69
Hypothetical 5% Return
Class A	$1,000.00	$1,023.24	0.35%	$1.78
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$938.70	0.35%	$1.71
Class I	1,000.00	938.40	0.60	2.92
Hypothetical 5% Return
Class A	$1,000.00	$1,023.24	0.35%	$1.78
Class I	1,000.00	1,021.98	0.60	3.05
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$922.40	0.35%	$1.70
Hypothetical 5% Return
Class A	$1,000.00	$1,023.24	0.35%	$1.78
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$929.70	0.35%	$1.70
Class D	1,000.00	925.30	1.10	5.32
Class I	1,000.00	927.50	0.60	2.91
Hypothetical 5% Return
Class A	$1,000.00	$1,023.24	0.35%	$1.78
Class D	1,000.00	1,019.48	1.10	5.58
Class I	1,000.00	1,021.98	0.60	3.05
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$922.50	0.35%	$1.70
Hypothetical 5% Return
Class A	$1,000.00	$1,023.24	0.35%	$1.78

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one- half year period shown).

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2015

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Arthur Ramanjulu

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, PA 19456

SEI-F-118 (9/15)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 4, 2015

By:	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller and CFO

Date: December 4, 2015